SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Large Cap Value Fund  (the “Fund”)
At a meeting held May 27-29,2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invests 100% of its assets in the Allspring Large Cap Value Portfolio. On or about August 8, 2025, the Fund will begin to invest substantially all of its assets directly in a portfolio of securities. As a result of this change, all references to the “master portfolio” or Large Cap Value  Portfolio, as applicable, are hereby removed or replaced with references to the Fund throughout the prospectuses, summary prospectuses and statement of additional information.
Additionally, at the meeting the Board of Trustees of Allspring Large Cap Value Portfolio (the “Portfolio”) approved a change to the advisory fee for the Portfolio, effective June 1, 2025.
I. Prospectus
Effective June 1, 2025, in the “Fund Summaries - Large Cap Value” the Annual Fund Operating Expenses and Example of Expenses tables are replaced with the following:
Class A and Class C

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses[3]	0.91%	1.66%
Fee Waivers	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	0.82%	1.57%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.82% for Class A and 1.57% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$654	$260	$160
3 Years	$831	$515	$515
5 Years	$1,033	$894	$894
10 Years	$1,614	$1,958	$1,958
Class R6

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class R6
Management Fees[2]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class R6
Total Annual Fund Operating Expenses[3]	0.49%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	0.40%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.40% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:	Class R6
1 Year	$41
3 Years	$148
5 Years	$265
10 Years	$607
Administrator Class

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Administrator Class
Management Fees[2]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses[3]	0.84%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:	Administrator Class
1 Year	$77
3 Years	$259
5 Years	$457
10 Years	$1,029
Institutional Class

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Institutional Class
Management Fees[2]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses[3]	0.59%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:	Institutional Class
1 Year	$51
3 Years	$180
5 Years	$320
10 Years	$729
Statement of Additional Information
Effective June 1, in the section entitled “Manager and Other Service Providers - Manager and Class-Level Administrator”, the information in the fee table for the Fund is replaced with the following:

Feeder Fund	for Fund-Level Administrative Services		for combined Asset-Allocation Services and Fund-Level Administrative Services[1]	Annual Advisory Rate paid by Master Trust Portfolio[2] (as a percentage of net assets)
Large Cap Value	First $5B Next $5B Over $10B	0.050% 0.040% 0.030%	0.300% 0.290% 0.280%	First $1B Next $4B Over $5B	0.350% 0.325% 0.300%
1.	Represents the proposed fee payable to Allspring Funds Management for providing both asset-allocation services and Fund-level administrative services if the Fund converts into a fund-of-funds.
2.	Represents the advisory fee payable to Allspring Funds Management as investment adviser to the portfolio of Master Trust in which the Fund invests. Allspring Funds Management expects that this would be the proposed fee payable to Allspring Funds Management for providing advisory services if the Fund converts into a stand-alone Fund.

May 30, 2025	SUP1868 05-25